Trade receivables (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables [abstract]
At the beginning of the year	$ 3,639,942	$ 708,001
During the year	(1,675,460)	2,915,702
Translation adjustments	(5,990)	16,239
At the end of the year	$ 1,958,492	$ 3,639,942